UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31

Date of reporting period: 3/31/17

Item 1. Schedule of Investments.

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, March 31, 2017 (unaudited)
Emerging Markets Series
	Industry	Shares	Value

Common Stocks 93.8%
Argentina 0.4%
[a] Grupo Clarin SA, B, GDR, Reg S	Media	2,037	$56,629
MercadoLibre Inc	Internet Software & Services	600	126,882
			183,511
Belgium 0.7%
Anheuser-Busch InBev SA/NV	Beverages	2,739	300,642
Brazil 0.8%
M Dias Branco SA	Food Products	200	8,159
Mahle-Metal Leve SA.	Auto Components	20,500	142,000
Totvs SA	Software	24,600	217,907
			368,066
Cambodia 0.7%
NagaCorp Ltd	Hotels, Restaurants & Leisure	576,000	328,336
China 19.2%
[b] Alibaba Group Holding Ltd., ADR	Internet Software & Services	6,870	740,792
[b] Baidu Inc., ADR	Internet Software & Services	1,835	316,574
Bloomage Biotechnology Corp. Ltd	Chemicals	57,000	81,119
Brilliance China Automotive Holdings Ltd	Automobiles	1,855,800	3,104,323
China Life Insurance Co. Ltd., H	Insurance	28,000	85,929
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	1,086,500	880,770
CNOOC Ltd	Oil, Gas & Consumable Fuels	23,000	27,464
CNOOC Ltd., ADR	Oil, Gas & Consumable Fuels	1,126	134,895
COSCO Shipping Ports Ltd	Transportation Infrastructure	169,057	186,644
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	182,500	202,758
NetEase Inc., ADR	Internet Software & Services	345	97,980
Ping An Insurance Group Co. of China Ltd., A	Insurance	102,643	551,435
Poly Culture Group Corp. Ltd., H	Media	57,500	137,617
Tencent Holdings Ltd	Internet Software & Services	62,100	1,780,324
Uni-President China Holdings Ltd	Food Products	294,800	207,495
Weifu High-Technology Co. Ltd., B	Auto Components	34,200	78,024
			8,614,143
Czech Republic 0.3%
[b] Moneta Money Bank AS.	Banks	38,493	130,343
Hong Kong 2.8%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	10,119	91,881
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	279,400	582,417
Sands China Ltd	Hotels, Restaurants & Leisure	126,000	583,667
			1,257,965
Hungary 1.1%
Richter Gedeon Nyrt	Pharmaceuticals	22,261	505,582
India 8.1%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	3,324	110,900
[b] Biocon Ltd	Biotechnology	41,176	718,834
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	12,288	161,434
ICICI Bank Ltd	Banks	249,870	1,066,551
Infosys Ltd	IT Services	40,960	645,565
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	16,200	329,919
Tata Chemicals Ltd	Chemicals	40,500	373,873
Tata Motors Ltd., A	Automobiles	55,668	242,164
			3,649,240

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Emerging Markets Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Indonesia 4.3%
Astra International Tbk PT	Automobiles	1,719,600	$1,113,020
Bank Danamon Indonesia Tbk PT	Banks	891,700	314,509
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	797,500	151,415
Semen Indonesia (Persero) Tbk PT	Construction Materials	519,100	350,598
			1,929,542
Kenya 0.4%
Equity Group Holdings Ltd	Banks	579,300	185,421
Mexico 2.0%
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	19,330	273,906
Grupo Financiero Santander Mexico SAB de CV, B, ADR	Banks	49,881	450,425
Nemak SAB de CV	Auto Components	137,500	152,680
			877,011
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	37,557	15,245
Pakistan 1.0%
Habib Bank Ltd	Banks	171,400	441,292
Peru 0.3%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	9,690	116,668
Russia 5.6%
Gazprom PAO, ADR	Oil, Gas & Consumable Fuels	44,300	198,021
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	200	10,592
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	10,450	553,432
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	20,854	460,873
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	16,400	257,808
Sberbank of Russia PJSC, ADR	Banks	26,011	300,167
[b] Yandex NV, A	Internet Software & Services	32,204	706,234
			2,487,127
Singapore 0.2%
DBS Group Holdings Ltd	Banks	6,452	89,499
South Africa 7.6%
Massmart Holdings Ltd	Food & Staples Retailing	30,309	307,592
MTN Group Ltd	Wireless Telecommunication Services	20,188	183,559
Naspers Ltd., N	Media	15,915	2,745,867
Remgro Ltd	Diversified Financial Services	12,014	184,530
			3,421,548
South Korea 16.7%
Daelim Industrial Co. Ltd	Construction & Engineering	8,526	617,243
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	8,416	527,941
Hankook Tire Co. Ltd	Auto Components	3,598	175,477
Hanon Systems	Auto Components	38,655	321,008
Hite Jinro Co. Ltd	Beverages	8,080	147,142
Hyundai Development Co-Engineering & Construction.	Construction & Engineering	19,750	718,439
Hyundai Wia Corp	Auto Components	2,500	151,905
iMarketkorea Inc	Trading Companies & Distributors	15,123	180,668
Interpark Holdings Corp	Internet & Direct Marketing Retail	9,693	41,635
KT Skylife Co. Ltd	Media	35,290	521,072
POSCO	Metals & Mining	100	26,041
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	1,802	3,321,882
SK Hynix Inc	Semiconductors & Semiconductor Equipment	16,340	738,424
			7,488,877

|2

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Emerging Markets Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Taiwan 13.0%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	66,000	$651,981
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	425,920	1,276,259
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	3,000	472,192
Pegatron Corp	Technology Hardware, Storage & Peripherals	146,000	431,717
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	481,000	2,993,480
			5,825,629
Thailand 4.3%
Kasikornbank PCL, fgn	Banks	111,900	615,694
Land and Houses PCL, fgn	Real Estate Management & Development	1,107,300	314,299
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	135,700	367,397
Siam Commercial Bank PCL, fgn	Banks	43,100	204,521
Thai Beverage PCL, fgn	Beverages	654,000	439,570
			1,941,481
United Kingdom 3.4%
Unilever PLC.	Personal Products	30,419	1,501,661
United States 0.9%
[b] IMAX Corp	Media	11,494	390,796
Total Common Stocks (Cost $32,623,022)			42,049,625

Participatory Notes (Cost $449,297) 1.1%
Saudi Arabia 1.1%
HSBC Bank PLC, Saudi Basic Industries Corp., 1/22/18.	Chemicals	20,305	523,834
Preferred Stocks 3.8%
Brazil 3.8%
[c] Banco Bradesco SA, 3.924%, ADR, pfd	Banks	90,120	922,829
[c] Itau Unibanco Holding SA, 4.688%, ADR, pfd	Banks	64,746	781,484
Total Preferred Stocks (Cost $773,908)			1,704,313
Total Investments before Short Term
Investments (Cost $33,846,227)			44,277,772

Short Term Investments (Cost $445,679) 1.0%
Money Market Funds 1.0%
United States 1.0%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.32%.		445,679	445,679
Total Investments (Cost $34,291,906) 99.7%.			44,723,451
Other Assets, less Liabilities 0.3%			112,767
Net Assets 100.0%			$44,836,218

|3

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Emerging Markets Series (continued)

See Abbreviations on page 21.

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2017, the aggregate value of these securities was $517,502, representing 1.1% of net assets.
bNon-income producing.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 5 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

|4

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, March 31, 2017 (unaudited)
Foreign Smaller Companies Series
	Industry	Shares	Value

Common Stocks 89.5%
Belgium 2.0%
Barco NV	Electronic Equipment, Instruments
	& Components	151,240	$15,148,672
Ontex Group NV	Personal Products	153,200	4,918,895
			20,067,567
Bermuda 1.0%
Axis Capital Holdings Ltd	Insurance	145,450	9,749,514
Brazil 1.4%
Grendene SA	Textiles, Apparel & Luxury Goods	800,700	5,794,228
M Dias Branco SA.	Food Products	204,700	8,350,702
			14,144,930
Canada 7.5%
[a] Badger Daylighting Ltd	Construction & Engineering	622,600	16,362,035
[b] Canaccord Genuity Group Inc	Capital Markets	1,973,638	7,553,814
[b] Canada Goose Holdings Inc	Textiles, Apparel & Luxury Goods	82,700	1,318,946
Canadian Western Bank	Banks	360,900	7,986,531
Dorel Industries Inc., B	Household Durables	55,100	1,314,213
Enerflex Ltd	Energy Equipment & Services	518,000	7,392,766
[a] Genworth MI Canada Inc	Thrifts & Mortgage Finance	245,200	6,779,460
Laurentian Bank of Canada	Banks	93,800	4,131,037
Mullen Group Ltd	Energy Equipment & Services	721,400	9,167,351
Russel Metals Inc	Trading Companies & Distributors	303,500	5,938,093
Shawcor Ltd	Energy Equipment & Services	288,400	8,442,298
			76,386,544
China 3.1%
AAC Technologies Holdings Inc	Electronic Equipment, Instruments
	& Components	259,000	3,031,062
China ZhengTong Auto Services Holdings Ltd	Specialty Retail	10,488,000	6,302,341
Goodbaby International Holdings Ltd	Household Products	15,604,600	7,589,913
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	11,348,300	5,680,319
Shanghai Haohai Biological Technology Co. Ltd., H	Biotechnology	1,121,900	5,175,302
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	9,886,300	3,892,670
			31,671,607
Colombia 0.8%
[b] Gran Tierra Energy Inc. (CAD Traded)	Oil, Gas & Consumable Fuels	2,469,500	6,573,449
[b] Gran Tierra Energy Inc. (USD Traded)	Oil, Gas & Consumable Fuels	424,190	1,119,862
			7,693,311
Finland 2.9%
Amer Sports OYJ	Leisure Products	635,162	14,350,029
Huhtamaki OYJ.	Containers & Packaging	409,580	14,570,581
			28,920,610
France 0.4%
Beneteau SA	Leisure Products	342,623	4,499,009
Germany 5.7%
Gerresheimer AG	Life Sciences Tools & Services	209,510	16,591,476
Grand City Properties SA.	Real Estate Management & Development	559,730	10,290,398
Jenoptik AG	Electronic Equipment, Instruments
	& Components	655,610	16,252,643
Rational AG	Machinery	32,530	15,148,176
			58,282,693

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Hong Kong 5.7%
Luk Fook Holdings (International) Ltd	Specialty Retail	2,400,000	$7,627,822
Stella International Holdings Ltd	Textiles, Apparel & Luxury Goods	2,785,562	4,602,250
Techtronic Industries Co. Ltd	Household Durables	4,144,500	16,772,012
Value Partners Group Ltd	Capital Markets	12,630,000	12,026,172
Vinda International Holdings Ltd	Household Products	2,725,700	5,225,847
VTech Holdings Ltd	Communications Equipment	980,300	11,718,366
			57,972,469
India 2.4%
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	3,360,423	19,022,191
Jain Irrigation Systems Ltd	Machinery	3,565,583	5,159,266
			24,181,457
Italy 4.4%
Azimut Holding SpA	Capital Markets	233,014	4,058,920
Interpump Group SpA	Machinery	828,740	19,271,570
[b] Technogym SpA	Leisure Products	2,111,040	14,130,336
[a] Tod’s SpA	Textiles, Apparel & Luxury Goods	88,158	6,897,697
			44,358,523
Japan 18.0%
Anritsu Corp	Electronic Equipment, Instruments
	& Components	716,400	5,419,179
Asahi Co. Ltd	Specialty Retail	357,700	4,171,185
Asics Corp	Textiles, Apparel & Luxury Goods	754,400	12,118,113
Bunka Shutter Co. Ltd	Building Products	755,900	5,840,212
Capcom Co. Ltd	Software	388,500	7,577,338
Daibiru Corp	Real Estate Management & Development	945,200	8,304,785
Descente Ltd	Textiles, Apparel & Luxury Goods	574,071	6,812,935
Dowa Holdings Co. Ltd	Metals & Mining	1,617,000	11,650,651
Fuji Oil Holdings Inc	Food Products	404,100	9,464,457
IDOM Inc	Specialty Retail	831,000	5,270,739
Kobayashi Pharmaceutical Co. Ltd	Personal Products	346,900	16,798,050
KYB Corp	Auto Components	899,000	4,684,395
[b] Laox Co. Ltd	Specialty Retail	665,500	3,856,325
MEITEC Corp	Professional Services	414,700	16,839,853
Nachi-Fujikoshi Corp	Machinery	1,373,000	7,030,905
Nihon Parkerizing Co. Ltd	Chemicals	553,400	6,841,060
Square Enix Holdings Co. Ltd	Software	157,800	4,465,637
Sumitomo Rubber Industries Ltd	Auto Components	729,000	12,423,978
TechnoPro Holdings Inc	Professional Services	215,600	8,319,127
Tsumura & Co	Pharmaceuticals	585,400	18,354,559
Ushio Inc	Electrical Equipment	455,100	5,752,634
			181,996,117
Luxembourg 1.3%
Stabilus SA	Machinery	205,450	13,236,872
Netherlands 5.1%
Aalberts Industries NV	Machinery	416,268	15,541,158
Accell Group NV	Leisure Products	229,265	6,272,886
Arcadis NV	Construction & Engineering	737,111	11,621,164
Beter Bed Holding NV	Specialty Retail	278,730	4,593,614
[c] Refresco Group NV, Reg S	Beverages	867,492	13,214,051
			51,242,873

|6

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Norway 0.5%
Tomra Systems ASA	Commercial Services & Supplies	467,060	$5,112,922
Philippines 0.8%
Metropolitan Bank & Trust Co	Banks	1,932,246	3,079,614
Vista Land & Lifescapes Inc	Real Estate Management & Development	54,228,200	5,488,236
			8,567,850
Poland 0.8%
CCC SA.	Textiles, Apparel & Luxury Goods	130,470	7,828,924
South Korea 3.4%
BNK Financial Group Inc	Banks	842,111	6,917,899
DGB Financial Group Inc	Banks	1,300,334	12,625,449
[b] Hyundai Mipo Dockyard Co. Ltd	Machinery	64,943	5,149,064
KIWOOM Securities Co. Ltd	Capital Markets	7,134	519,660
Korea Investment Holdings Co. Ltd	Capital Markets	217,285	9,158,257
			34,370,329
Spain 1.5%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	276,330	10,567,189
Tecnicas Reunidas SA	Energy Equipment & Services	120,227	4,738,695
			15,305,884
Sweden 3.7%
Bulten AB.	Auto Components	369,013	4,622,546
Cloetta AB, B	Food Products	1,429,200	5,646,112
Duni AB	Household Durables	340,920	4,983,988
Tethys Oil AB	Oil, Gas & Consumable Fuels	790,900	5,604,650
[c] The Thule Group AB, Reg S	Leisure Products	991,900	16,637,194
			37,494,490
Switzerland 4.7%
[b] Basilea Pharmaceutica AG.	Biotechnology	53,780	4,643,148
Bucher Industries AG	Machinery	61,870	18,093,532
Logitech International SA	Technology Hardware, Storage & Peripherals	353,900	11,278,793
Vontobel Holding AG	Capital Markets	242,930	13,893,492
			47,908,965
Taiwan 3.6%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	4,241,503	10,810,113
Giant Manufacturing Co. Ltd	Leisure Products	1,245,482	7,361,587
Merida Industry Co. Ltd	Leisure Products	932,000	4,925,615
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	4,767,000	13,420,873
			36,518,188
Thailand 1.0%
L.P.N. Development PCL, fgn	Real Estate Management & Development	8,691,900	3,061,776
TISCO Financial Group PCL, fgn	Banks	3,298,300	6,889,462
			9,951,238
United Kingdom 7.8%
Bellway PLC	Household Durables	128,980	4,368,719
Bovis Homes Group PLC	Household Durables	299,120	3,171,039
DFS Furniture PLC	Household Durables	2,267,179	7,244,555
Foxtons Group PLC	Real Estate Management & Development	3,219,953	3,883,614
Greggs PLC	Food & Staples Retailing	931,220	12,170,890

|7

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
Laird PLC	Electronic Equipment, Instruments
	& Components	4,115,664	$7,890,728
[b] LivaNova PLC.	Health Care Equipment & Supplies	143,951	7,055,038
Man Group PLC	Capital Markets	6,332,201	11,688,080
Oxford Instruments PLC.	Electronic Equipment, Instruments
	& Components	703,316	7,226,867
SIG PLC	Trading Companies & Distributors	3,078,183	4,293,143
[b] Vectura Group PLC	Pharmaceuticals	5,175,702	9,903,622
			78,896,295
Total Common Stocks (Cost $706,434,592) .			906,359,181

Preferred Stocks (Cost $4,034,256) 0.5%
Brazil 0.5%
[d] Alpargatas SA, 2.756%, pfd	Textiles, Apparel & Luxury Goods	1,417,300	5,564,692
Total Investments before Short Term
Investments (Cost $710,468,848)			911,923,873

Short Term Investments (Cost $18,987,656) 1.9%
Investments from Cash Collateral Received
from Loaned Securities 1.9%
Money Market Funds 1.9%
United States 1.9%
[e,f] Institutional Fiduciary Trust Money Market Portfolio,
0.32%		18,987,656	18,987,656
Total Investments (Cost $729,456,504) 91.9%
			930,911,529
Other Assets, less Liabilities 8.1%			81,669,314
Net Assets 100.0%			$1,012,580,843

See Abbreviations on page 21.

aA portion or all of the security is on loan at March 31, 2017.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2017, the aggregate value of these securities was $29,851,245, representing 2.9% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eSee Note 5 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day yield at period end.

|8

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, March 31, 2017 (unaudited)
Global Equity Series
	Industry	Shares	Value

Common Stocks 95.4%
Austria 0.5%
UNIQA Insurance Group AG	Insurance	195,108	$1,514,918
Belgium 0.4%
UCB SA	Pharmaceuticals	15,470	1,199,849
Canada 1.2%
Alamos Gold Inc., A	Metals & Mining	185,600	1,490,368
Silver Wheaton Corp	Metals & Mining	99,900	2,081,532
			3,571,900
China 4.9%
[a] Baidu Inc., ADR	Internet Software & Services	15,660	2,701,663
China Life Insurance Co. Ltd., H.	Insurance	567,000	1,740,058
China Mobile Ltd	Wireless Telecommunication Services	65,500	716,817
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	6,472,000	3,156,241
Haier Electronics Group Co. Ltd	Household Durables	721,000	1,651,382
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	1,570,000	1,454,536
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	509,200	1,333,353
Sinopharm Group Co. Ltd	Health Care Providers & Services	311,600	1,445,423
			14,199,473
France 8.0%
AXA SA	Insurance	130,035	3,364,371
BNP Paribas SA.	Banks	71,980	4,793,442
Cie Generale des Etablissements Michelin, B	Auto Components	19,338	2,348,480
Compagnie de Saint-Gobain	Building Products	61,610	3,163,403
Credit Agricole SA	Banks	175,390	2,376,024
Sanofi	Pharmaceuticals	36,770	3,319,013
Total SA, B	Oil, Gas & Consumable Fuels	47,170	2,385,744
Zodiac Aerospace	Aerospace & Defense	55,090	1,378,028
			23,128,505
Germany 6.3%
Bayer AG	Pharmaceuticals	29,510	3,401,232
Deutsche Lufthansa AG	Airlines	105,360	1,708,290
HeidelbergCement AG	Construction Materials	13,410	1,255,358
[a] innogy SE	Multi-Utilities	40,680	1,535,474
Lanxess AG	Chemicals	59,640	4,000,935
Merck KGaA	Pharmaceuticals	25,730	2,931,253
[a] MorphoSys AG	Life Sciences Tools & Services	25,980	1,526,148
Siemens AG, ADR	Industrial Conglomerates	27,580	1,889,230
			18,247,920
Hong Kong 0.5%
CK Hutchison Holdings Ltd	Industrial Conglomerates	114,540	1,408,988
India 0.2%
Housing Development Finance Corp. Ltd	Thrifts & Mortgage Finance	21,285	492,942
Ireland 1.0%
CRH PLC	Construction Materials	83,010	2,928,242
Israel 1.2%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	110,676	3,551,593
Italy 1.2%
Eni SpA	Oil, Gas & Consumable Fuels	213,988	3,503,806

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Japan 9.3%
[a] IHI Corp	Machinery	496,000	$1,564,064
INPEX Corp	Oil, Gas & Consumable Fuels	158,200	1,555,565
Konica Minolta Inc	Technology Hardware, Storage & Peripherals	342,700	3,066,474
Nissan Motor Co. Ltd	Automobiles	366,300	3,532,684
Omron Corp	Electronic Equipment, Instruments
	& Components	79,400	3,484,584
Panasonic Corp	Household Durables	264,100	2,984,797
SoftBank Group Corp	Wireless Telecommunication Services	57,000	4,025,999
Sumitomo Metal Mining Co. Ltd	Metals & Mining	147,000	2,091,227
Suntory Beverage & Food Ltd	Beverages	84,700	3,568,799
Toyota Motor Corp	Automobiles	22,600	1,226,747
			27,100,940
Netherlands 2.8%
Akzo Nobel NV	Chemicals	32,210	2,670,679
ING Groep NV	Banks	151,460	2,289,339
NN Group NV	Insurance	42,340	1,376,827
QIAGEN NV	Life Sciences Tools & Services	57,575	1,671,109
			8,007,954
Norway 1.4%
Telenor ASA	Diversified Telecommunication Services	160,630	2,673,176
Yara International ASA	Chemicals	37,320	1,436,855
			4,110,031
Portugal 1.3%
Galp Energia SGPS SA, B.	Oil, Gas & Consumable Fuels	242,940	3,686,325
Singapore 0.6%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	627,204	1,757,992
South Korea 4.0%
Hana Financial Group Inc	Banks	60,590	2,003,446
Hyundai Mobis Co. Ltd	Auto Components	10,257	2,207,484
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	4,097	7,552,581
			11,763,511
Spain 0.8%
Telefonica SA.	Diversified Telecommunication Services	219,240	2,452,057
Switzerland 3.0%
ABB Ltd	Electrical Equipment	94,570	2,211,573
Roche Holding AG	Pharmaceuticals	14,360	3,666,322
UBS Group AG	Capital Markets	181,290	2,900,568
			8,778,463
Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	90,240	2,963,482
Thailand 0.8%
Bangkok Bank PCL, NVDR	Banks	430,400	2,274,166
United Kingdom 12.2%
Aviva PLC	Insurance	248,300	1,655,290
BAE Systems PLC	Aerospace & Defense	277,640	2,235,326
Barclays PLC	Banks	1,013,040	2,857,510
BP PLC	Oil, Gas & Consumable Fuels	946,450	5,426,527
GlaxoSmithKline PLC	Pharmaceuticals	74,600	1,551,321
HSBC Holdings PLC	Banks	552,800	4,502,608
Kingfisher PLC	Specialty Retail	287,040	1,172,949

|10

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
Petrofac Ltd	Energy Equipment & Services	123,760	$1,425,219
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	166,850	4,567,347
Sky PLC	Media	205,010	2,507,325
[a] Standard Chartered PLC	Banks	256,875	2,456,021
[a] Subsea 7 SA	Energy Equipment & Services	126,570	1,957,481
Vodafone Group PLC	Wireless Telecommunication Services	1,176,712	3,068,513
			35,383,437
United States 32.8%
Allegheny Technologies Inc	Metals & Mining	65,450	1,175,482
Allergan PLC	Pharmaceuticals	16,340	3,903,953
[a] Alphabet Inc., A	Internet Software & Services	6,580	5,578,524
American International Group Inc	Insurance	47,690	2,977,287
Amgen Inc	Biotechnology	24,000	3,937,680
Apache Corp	Oil, Gas & Consumable Fuels	33,750	1,734,412
Apple Inc	Technology Hardware, Storage & Peripherals	41,090	5,902,989
Applied Materials Inc	Semiconductors & Semiconductor Equipment	53,820	2,093,598
Baker Hughes Inc	Energy Equipment & Services	21,290	1,273,568
Capital One Financial Corp	Consumer Finance	47,340	4,102,484
[a] Celgene Corp	Biotechnology	23,460	2,919,128
Citigroup Inc	Banks	84,980	5,083,503
Comcast Corp., A	Media	134,640	5,061,118
ConocoPhillips	Oil, Gas & Consumable Fuels	65,770	3,279,950
Devon Energy Corp	Oil, Gas & Consumable Fuels	19,040	794,349
Eastman Chemical Co	Chemicals	17,570	1,419,656
Eli Lilly & Co	Pharmaceuticals	41,070	3,454,398
Gilead Sciences Inc	Biotechnology	46,910	3,186,127
JPMorgan Chase & Co	Banks	58,350	5,125,464
[a] Knowles Corp	Electronic Equipment, Instruments
	& Components	106,380	2,015,901
Medtronic PLC	Health Care Equipment & Supplies	18,580	1,496,805
Microsoft Corp	Software	88,280	5,814,121
Morgan Stanley	Capital Markets	33,340	1,428,286
Oracle Corp	Software	133,710	5,964,803
Pfizer Inc	Pharmaceuticals	38,800	1,327,348
Rockwell Collins Inc	Aerospace & Defense	25,150	2,443,574
Stanley Black & Decker Inc	Machinery	20,920	2,779,640
SunTrust Banks Inc	Banks	24,010	1,327,753
Twenty-First Century Fox Inc., A.	Media	68,120	2,206,407
Voya Financial Inc	Diversified Financial Services	71,470	2,713,001
Walgreens Boots Alliance Inc	Food & Staples Retailing	34,190	2,839,479
			95,360,788
Total Common Stocks (Cost $227,659,441)			277,387,282

Preferred Stocks (Cost $1,775,191) 0.5%
Germany 0.5%
[b] Draegerwerk AG & Co. KGAA, 0.197%, pfd	Health Care Equipment & Supplies	14,500	1,490,724
Total Investments before Short Term
Investments (Cost $229,434,632)			278,878,006

|11

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Principal
	Amount	Value
Short Term Investments 3.7%
Time Deposits 3.7%
United States 3.7%
Bank of Montreal, 0.72%, 4/03/17	$5,000,000	$5,000,000
Royal Bank of Canada, 0.80%, 4/03/17.	5,700,000	5,700,000
Total Time Deposits (Cost $10,700,000)		10,700,000
Total Investments (Cost $240,134,632) 99.6%		289,578,006
Other Assets, less Liabilities 0.4%		1,161,271
Net Assets 100.0%.		$290,739,277

See Abbreviations on page 21.

aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.

|12

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, March 31, 2017 (unaudited)
International Equity Series
	Industry	Shares	Value

Common Stocks 97.7%
Brazil 0.3%
Embraer SA, ADR	Aerospace & Defense	675,152	$14,907,356
Canada 2.3%
Cenovus Energy Inc	Oil, Gas & Consumable Fuels	179,585	2,032,299
Silver Wheaton Corp	Metals & Mining	2,110,600	43,976,785
Suncor Energy Inc	Oil, Gas & Consumable Fuels	1,722,160	52,872,993
Tahoe Resources Inc	Metals & Mining	1,062,600	8,533,399
			107,415,476
China 6.1%
[a] Baidu Inc., ADR	Internet Software & Services	255,090	44,008,127
China Life Insurance Co. Ltd., H	Insurance	12,715,000	39,020,884
China Mobile Ltd	Wireless Telecommunication Services	4,469,440	48,912,491
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	116,918,040	57,018,145
Haier Electronics Group Co. Ltd	Household Durables	22,115,700	50,653,919
Sinopharm Group Co. Ltd	Health Care Providers & Services	11,231,200	52,098,328
			291,711,894
France 9.7%
AXA SA	Insurance	2,526,520	65,368,168
BNP Paribas SA	Banks	1,450,140	96,570,741
Cie Generale des Etablissements Michelin, B	Auto Components	543,919	66,055,588
Compagnie de Saint-Gobain.	Building Products	1,039,270	53,361,947
Sanofi	Pharmaceuticals	876,559	79,121,857
Total SA, B	Oil, Gas & Consumable Fuels	1,343,813	67,966,811
Zodiac Aerospace	Aerospace & Defense	1,355,670	33,910,885
			462,355,997
Germany 12.7%
Bayer AG	Pharmaceuticals	680,866	78,474,529
[a] Deutsche Boerse AG	Capital Markets	332,790	30,496,941
Deutsche Lufthansa AG	Airlines	2,246,640	36,426,662
Deutsche Post AG	Air Freight & Logistics	703,147	24,080,256
HeidelbergCement AG	Construction Materials	479,630	44,899,887
Infineon Technologies AG.	Semiconductors & Semiconductor Equipment	2,541,204	51,896,396
[a] innogy SE	Multi-Utilities	1,303,350	49,195,180
Lanxess AG	Chemicals	720,160	48,311,763
Merck KGaA	Pharmaceuticals	682,698	77,775,387
Metro AG	Food & Staples Retailing	770,710	24,647,049
SAP SE	Software	549,651	53,929,044
Siemens AG	Industrial Conglomerates	453,990	62,180,414
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	4,503,722	22,339,159
			604,652,667
Hong Kong 2.5%
AIA Group Ltd	Insurance	5,042,710	31,794,531
Cheung Kong Property Holdings Ltd	Real Estate Management & Development	3,384,243	22,796,626
CK Hutchison Holdings Ltd	Industrial Conglomerates	5,119,743	62,979,384
			117,570,541
India 1.1%
Housing Development Finance Corp. Ltd	Thrifts & Mortgage Finance	2,341,215	54,220,460
Ireland 1.5%
CRH PLC	Construction Materials	1,963,482	69,138,345
Israel 1.2%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,835,119	58,888,969

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Italy 2.4%
Eni SpA	Oil, Gas & Consumable Fuels	3,012,415	$49,324,817
Intesa Sanpaolo SpA	Banks	8,219,841	22,323,594
Tenaris SA	Energy Equipment & Services	2,509,209	43,012,532
			114,660,943
Japan 10.0%
INPEX Corp	Oil, Gas & Consumable Fuels	4,299,300	42,274,583
Konica Minolta Inc	Technology Hardware, Storage & Peripherals	3,730,500	33,380,451
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	1,182,000	25,209,487
Nissan Motor Co. Ltd	Automobiles	6,576,100	63,421,466
Omron Corp	Electronic Equipment, Instruments
	& Components	1,056,100	46,348,473
Panasonic Corp	Household Durables	2,397,100	27,091,472
SoftBank Group Corp	Wireless Telecommunication Services	912,300	64,437,181
Sumitomo Metal Mining Co. Ltd	Metals & Mining	3,196,000	45,466,409
Sumitomo Rubber Industries Ltd	Auto Components	2,110,200	35,963,071
Suntory Beverage & Food Ltd	Beverages	1,518,000	63,960,291
Toyota Motor Corp	Automobiles	507,420	27,543,182
			475,096,066
Mexico 0.3%
Industrias Penoles SA	Metals & Mining	485,150	12,489,833
Netherlands 7.1%
Akzo Nobel NV	Chemicals	924,730	76,673,610
[a] ASR Nederland NV	Insurance	2,022,660	57,661,097
ING Groep NV	Banks	5,131,420	77,562,127
NN Group NV	Insurance	1,054,680	34,296,453
QIAGEN NV	Life Sciences Tools & Services	1,475,500	42,826,250
SBM Offshore NV	Energy Equipment & Services	2,947,417	48,339,150
			337,358,687
Norway 2.1%
Telenor ASA	Diversified Telecommunication Services	3,973,408	66,124,750
Yara International ASA.	Chemicals	853,666	32,866,956
			98,991,706
Singapore 3.4%
DBS Group Holdings Ltd	Banks	4,065,713	56,397,578
Singapore Telecommunications Ltd	Diversified Telecommunication Services	23,521,060	65,927,250
United Overseas Bank Ltd	Banks	2,451,700	38,759,491
			161,084,319
South Korea 6.4%
Hana Financial Group Inc	Banks	846,403	27,986,837
Hyundai Mobis Co. Ltd	Auto Components	236,407	50,878,886
Hyundai Motor Co	Automobiles	221,276	31,187,248
KB Financial Group Inc	Banks	1,005,468	44,088,621
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	80,488	148,374,935
			302,516,527
Spain 1.0%
Telefonica SA	Diversified Telecommunication Services	4,192,916	46,895,038
Sweden 0.7%
Getinge AB, B	Health Care Equipment & Supplies	1,971,701	34,589,701

|14

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Switzerland 5.6%
[a] Glencore PLC	Metals & Mining	5,465,640	$21,447,623
Novartis AG	Pharmaceuticals	573,974	42,594,038
Roche Holding AG.	Pharmaceuticals	403,050	102,904,671
Swiss Re AG	Insurance	482,615	43,328,894
UBS Group AG	Capital Markets	3,467,890	55,484,856
			265,760,082
Taiwan 2.2%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	4,630,000	45,737,430
Pegatron Corp	Technology Hardware, Storage & Peripherals	3,930,300	11,621,750
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	7,259,492	45,179,097
			102,538,277
Thailand 1.0%
Bangkok Bank PCL, fgn	Banks	209,100	1,132,245
Bangkok Bank PCL, NVDR.	Banks	8,696,100	45,948,825
			47,081,070
United Kingdom 17.0%
Aviva PLC.	Insurance	5,533,969	36,892,160
BAE Systems PLC.	Aerospace & Defense	7,987,571	64,309,273
Barclays PLC	Banks	19,361,700	54,614,092
BP PLC	Oil, Gas & Consumable Fuels	20,753,441	118,991,081
GlaxoSmithKline PLC.	Pharmaceuticals	2,386,572	49,629,229
HSBC Holdings PLC	Banks	9,217,703	75,079,051
International Consolidated Airlines Group SA	Airlines	2,217,240	14,697,860
Johnson Matthey PLC	Chemicals	559,875	21,608,645
Kingfisher PLC	Specialty Retail	7,737,781	31,619,352
[a] LivaNova PLC	Health Care Equipment & Supplies	689,590	33,796,806
Petrofac Ltd	Energy Equipment & Services	2,985,210	34,377,646
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,494,428	40,908,427
Royal Dutch Shell PLC, B, ADR.	Oil, Gas & Consumable Fuels	1,235,401	68,972,438
Sky PLC	Media	1,889,690	23,111,393
[a] Standard Chartered PLC	Banks	7,028,361	67,199,235
[a] Tesco PLC	Food & Staples Retailing	8,443,400	19,637,268
Vodafone Group PLC	Wireless Telecommunication Services	19,629,328	51,187,421
			806,631,377
United States 1.1%
Chubb Ltd	Insurance	387,360	52,777,800
Total Common Stocks
(Cost $3,339,596,011)			4,639,333,131

|15

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Shares	Value
Short Term Investments (Cost $83,614,719) 1.8%
Money Market Funds 1.8%
United States 1.8%
[b,c] Institutional Fiduciary Trust Money Market Portfolio,
0.32%	83,614,719	$83,614,719
Total Investments (Cost $3,423,210,730)
99.5%		4,722,947,850
Other Assets, less Liabilities 0.5%		23,433,949
Net Assets 100.0%		$4,746,381,799

See Abbreviations on page 21.

aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|16

TEMPLETON INSTITUTIONAL FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time depostis are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

|17

TEMPLETON INSTITUTIONAL FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging	Foreign Smaller	Global	International
	Markets Series	Companies Series	Equity Series	Equity Series
Cost of investments	$35,689,820	$733,224,489	$243,183,087	$3,508,162,968

Unrealized appreciation	$11,592,636	$247,960,648	$59,145,320	$1,467,563,578
Unrealized depreciation	(2,559,005)	(50,273,608)	(12,750,401)	(252,778,696)
Net unrealized appreciation (depreciation)	$9,033,631	$197,687,040	$46,394,919	$1,214,784,882

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At March 31, 2017, Emerging Markets Series had 5.6% of its net assets invested in Russia.

|18

TEMPLETON INSTITUTIONAL FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2017, certain or all Funds held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Emerging Markets Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	234,539	2,646,199	(2,435,059)	445,679	$445,679	$262	$–	–%[a]
Foreign Smaller Companies Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	22,128,772	27,744,917	(30,886,033)	18,987,656	$18,987,656	$–	$–	0.1%
Global Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	–	4,919,920	(4,919,920)	–	$–	$–	$–	–
International Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	55,224,352	348,092,955	(319,702,588)	83,614,719	$83,614,719	$31,417	$–	0.4%

[a]Rounds to less than 0.1%.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|19

TEMPLETON INSTITUTIONAL FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of March 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Emerging Markets Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$43,753,938	$—	$—	$43,753,938
Participatory Notes	—	523,834	—	523,834
Short Term Investments	445,679	—	—	445,679
Total Investments in Securities	$44,199,617	$523,834	$—	$44,723,451

Foreign Smaller Companies Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$911,923,873	$—	$—	$911,923,873
Short Term Investments	18,987,656	—	—	18,987,656
Total Investments in Securities	$930,911,529	$—	$—	$930,911,529

Global Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$278,878,006	$—	$—	$278,878,006
Short Term Investments	—	10,700,000	—	10,700,000
Total Investments in Securities	$278,878,006	$10,700,000	$—	$289,578,006

International Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$4,639,333,131	$—	$—	$4,639,333,131
Short Term Investments	83,614,719	—	—	83,614,719
Total Investments in Securities	$4,722,947,850	$—	$—	$4,722,947,850

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|20

TEMPLETON INSTITUTIONAL FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations
Currency		Selected Portfolio
CAD	Canadian Dollar	ADR	American Depositary Receipt
USD	United States Dollar	GDR	Global Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|21

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/ Laura F. Fergerson

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 25, 2017

By /s/ Mark H. Otani

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 25, 2017